Share-Based Payments	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Share-Based Payments [Abstarct]
Share-Based Payments

NOTE 12 — Share-Based Payments

OpCo Unit Awards (Predecessor and Successor)

As of March 31, 2024 (Successor), there was $1,639 of unrecognized share-based compensation expense related to unvested Class A OpCo Units granted under previous programs, which the Company expects to recognize over a weighted average period of three years.

The following table presents a summary of employee equity awards comprised of Class A OpCo Units and the corresponding quantity of shares of Class B Common Stock outstanding, granted, forfeited, vested on an accelerated basis and redeemed included in the condensed consolidated statements of operations and comprehensive loss:

	Quantity		Calculated Value
	March 31, 2024 (Successor)	March 31, 2023 (Predecessor)	March 31, 2024 (Successor)	March 31, 2023 (Predecessor)
Unvested, beginning of period	848,415	226,494	$5.21	$63.25
Granted	—	—	$—	$—
Forfeited	—	—	$—	$—
Vested	—	—	$—	$—
Accelerated	—	—	$—	$—
Unvested, end of period	848,415	226,494	$5.21	$63.25

Restricted Stock Units (Successor)

During the three months ended March 31, 2024 (Successor), the Company authorized the issuance of 504,421 restricted share units (“RSU”) under the terms of the 2023 Omnibus Incentive Plan. As of March 31, 2024 (Successor), there was $5,201 of unrecognized share-based compensation expense related to unvested RSU’s, which the Company expects to recognize over a weighted average period of three years.

The following table presents a summary of RSU’s outstanding, granted, forfeited, vested and accelerated during the three months ended March 31, 2024 (Successor):

	Quantity	Fair Value
Unvested, beginning of period	443,221	$13.13
Granted	71,200	$9.26
Forfeited	—	$—
Vested	—	$—
Accelerated	(10,000)	$13.23
Unvested, end of period	504,421	$12.85

Awards granted to employees and the majority of executives cliff-vest on the three-year anniversary date of the grant. Awards granted to independent directors and certain executives use a graded vesting schedule over the three-year period that begins on each award’s grant date.

BHES JDA (Predecessor and Successor)

The following table presents the quantity and value of equity issued to Baker Hughes Energy Services LLC (“BHES”) as payment for costs incurred pursuant to the Original JDA and the Amended and Restated BHES JDA (Note 14). The portion of BHES JDA costs that the Company pays with Class A OpCo Units and shares of Class B Common Stock is recorded within additional paid in capital on the condensed consolidated balance sheets and the condensed consolidated statement of shareholders’ equity and non-controlling interest. The following table displays the fair value of shares distributed as payment for services rendered by BHES under the terms of the BHES JDA during the three-month periods described below:

	Quantity		Total Fair Value
	March 31, 2024 (Successor)	March 31, 2023 (Predecessor)	March 31, 2024 (Successor)	March 31, 2023 (Predecessor)	Equivalent Value per Unit or per Share(1)
Membership Interests	—	9,210	$—	$1,943	$168.75
Class A OpCo Units	650,248	—	4,298	—	$5.29
Class B Common Stock	650,248	—	—	—	$—
Total			$4,298	$1,943

____________

(1)      The Equivalent Value per Unit is the discounted price per membership interest or per share stipulated in the BHES JDA.

Shares used as payment under the terms of the Amended and Restated JDA are issued at a discount expected to cause a total loss of approximately $17,500 to the Company over the term of the agreement. The Company has incurred inception-to-date losses of $3,832 related to such issuances.

BHES may earn additional shares under the terms of the Amended and Restated JDA (“BHES Bonus Shares”) if it meets certain contractually stipulated project milestones related to the development of our technology. The Company determined that BHES’s achievement of each of these milestones is probable in accordance with the guidance in ASC Topic 718; therefore, the Company recognizes the compensation cost associated with milestone share-based payments ratably over the expected service period. The following table disaggregates the variable compensation payable to BHES should it meet its milestone objectives:

	Performance Period End Date	Compensation Cost Incurred To Date	Remaining Compensation Cost	Total Compensation Cost
BHES JDA – variable share-based payments	January 2027	$21,777	$5,568	$27,345

Additionally, BHES received 47,000 membership interests that converted into 1,500,265 Class A OpCo Units and a corresponding number of shares of Class B Common Stock in conjunction with the consummation of the Business Combination.

Reference Note 14 for additional quantitative disclosures related to the BHES JDA.

NOTE 12 — Share-Based Payments

OpCo Unit Awards (Predecessor and Successor)

As of December 31, 2023 (Successor), there was $2,352 of unrecognized share-based compensation expense related to unvested Class A OpCo Units granted under previous programs, which the Company expects to recognize over a weighted average period of three years.

As of December 31, 2022 (Predecessor), there was $9,312 of unrecognized share-based compensation expense related to unvested equity awards granted under previous programs, which the Company expects to recognize over a weighted average period of one year.

Pursuant to the Business Combination Agreement (Note 3), the Company agreed to amend the settlement provisions of certain unvested, outstanding profits interests previously issued by NET Power, LLC (the “Replacement Awards”). Unvested Replacement Awards that would have originally settled into NET Power, LLC membership interests will now settle into Class A OpCo Units and a corresponding number of shares of Class B Common Stock. The number of Class A OpCo Units and shares of Class B Common Stock into which the Replacement Awards will settle is calculated so that the settlement value approximates the value of NET Power, LLC membership interests into which the profits interests would have settled. The Replacement Awards will continue to vest over the original applicable service periods and are subject to the same performance conditions as the profits interests. Compensation cost associated with the Replacement Awards is recognized over the requisite service period as the Company evaluates the probability of performance conditions’ achievement.

The following table presents a summary of employee equity awards comprised of Class A OpCo Units and the corresponding quantity of shares of Class B Common Stock outstanding, granted, forfeited, vested on an accelerated basis and redeemed during the current year-to-date:

	Quantity		Calculated Value
	Period from June 8 – December 31, 2023 (Successor)	Period from January 1 – June 7, 2023 (Predecessor)	Period from June 8 – December 31, 2023 (Successor)	Period from January 1 – June 7, 2023 (Predecessor)
Unvested, beginning of period	1,895,122	226,494	$4.95	$63.25
Granted	—	—	$—	$—
Forfeited	(324,568)	—	$5.66	$—
Vested	(30,069)	(107,418)	$4.32	$63.18
Accelerated	(692,070)	—	$4.32	$—
Unvested, end of period	848,415	119,076	$4.62	$63.32

Accelerated Vesting and Forfeiture of Certain Profits Interests

Also pursuant to the Business Combination Agreement, the Company agreed to accelerate the vesting of certain unvested profits interests upon completion of the Business Combination. The Business Combination resulted in the immediate vesting of 30,000 profits interests, which equated to 451,356 Class A OpCo Units and a corresponding number of shares of Class B Common Stock, that generated $1,624 in compensation cost, which was directly attributed to the transaction on June 8, 2023. The expense generated by the accelerated vesting of certain profits interests is recorded in General and administrative within the June 8 through December 31, 2023 (Successor) period on the consolidated statement of operations and comprehensive loss.

Additionally, the Business Combination resulted in the forfeiture of 30,000 unvested profits interests, which equated to 324,568 Class A OpCo Units and a corresponding number of shares of Class B Common Stock. This forfeiture did not affect the compensation expense recorded on the consolidated statement of operations and comprehensive loss because the awards were unvested at the time of forfeiture.

Restricted Stock Units (Successor)

In conjunction with the Business Combination, the Board and RONI’s shareholders approved the 2023 Omnibus Incentive Plan. The 2023 Omnibus Incentive Plan initially reserves 20,468,545 shares of Class A Common Stock for issuance as equity awards. The quantity of shares of Class A Common Stock reserved for grant under the 2023 Omnibus Incentive Plan will be subject to an annual increase on the first day of each calendar year beginning January 1, 2024, and ending and including January 1, 2033, equal to the lesser of (i) 5% of the aggregate number of shares outstanding on December 31 of the immediately preceding calendar year and (ii) any such smaller number of shares as is determined by the Board.

During the period from June 8, 2023 through December 31, 2023 (Successor), the Company authorized the issuance of 443,221 RSU’s under the terms of the Omnibus Incentive Plan. As of December 31, 2023 (Successor), there was $5,188 of unrecognized share-based compensation expense related to unvested RSU’s, which the Company expects to recognize over a weighted average period of three years

The following table presents a summary of RSU’s outstanding, granted, forfeited, vested and accelerated during the period from; June 8, 2023 through December 31, 2023 (Successor):

	Quantity	Fair Value
Unvested, beginning of period	—	$—
Granted	443,221	$13.43
Forfeited	—	$—
Vested	—	$—
Accelerated	—	$—
Unvested, end of period	443,221	$13.43

Awards granted to employees and the majority of executives cliff-vest on the three-year anniversary date of the grant. Awards granted to independent directors and certain executives use a graded vesting schedule over the three-year period that begins on each award’s grant date.

BHES JDA (Predecessor and Successor)

The following table presents the quantity and value of equity issued to Baker Hughes Energy Services LLC (“BHES”) as payment for costs incurred pursuant to the Original JDA and the Amended and Restated JDA (Note 14). The portion of BHES JDA costs that the Company pays with Class A OpCo Units and shares of Class B Common Stock is recorded within additional paid in capital on the consolidated balance sheets and the consolidated statement of shareholders’ equity and non-controlling interest. The table below displays the fair value of shares distributed as payment for services rendered by BHES under the terms of the BHES JDA.

	Quantity		Total Fair Value
	Period from June 8 – December 31, 2023 (Successor)	Period from January 1 – June 7, 2023 (Predecessor)	Period from June 8 – December 31, 2023 (Successor)	Period from January 1 – June 7, 2023 (Predecessor)	Equivalent Value per Unit or per Share(1)
Membership Interests	—	9,210	$—	$1,943	$168.75
Class A OpCo Units	1,236,265	296,160	8,172	1,958	$5.29
Class B Common Stock	1,236,265	296,160	—	—	$—
Total			$8,172	$3,901

____________

(1)      The Equivalent Value per Unit is the discounted price per membership interest or per share stipulated in the BHES JDA.

Shares used as payment under the terms of the Amended and Restated JDA are issued at a discount expected to cause a total loss of approximately $17,500 to the Company. The Company has incurred inception-to-date losses of $2,971 related to such issuances.

BHES may earn additional shares under the terms of the Amended and Restated JDA (“BHES Bonus Shares”) if it meets certain contractually stipulated project milestones related to the development of the Demonstration Plant. The Company determined that BHES’s achievement of each of these milestones is probable in accordance with the guidance in ASC 718; therefore, the Company recognizes the compensation cost associated with milestone share-based payments ratably over the expected service period. The following table disaggregates the variable compensation payable to BHES should it meet its milestone objectives:

	Performance Period End Date	Compensation Cost Incurred To Date	Remaining Compensation Cost	Total Compensation Cost
BHES JDA – variable share-based payments	January, 2027	$21,167	$6,178	$27,345

Additionally, BHES received 47,000 membership interests that converted into 1,500,265 Class A OpCo Units and a corresponding number of shares of Class B Common Stock in conjunction with the consummation of the Business Combination (Note 3).

Reference Note 14 for additional quantitative disclosures related to the BHES JDA.